Consolidated statements of comprehensive income/(loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income/(loss)	€ 10,704	€ (245,378)	€ 17,161
Other comprehensive income/(loss):
Currency translation adjustments	32	(58)	151
Total other comprehensive income/(loss)	32	(58)	151
Comprehensive income/(loss)	€ 10,736	€ (245,436)	€ 17,312